SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share options [Abstract]
Schedule of Grants of Share Options and Warrants
	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2018	10,727,376	1.92	1.24 –4.36
Granted	720,000	1.07	0.67 –1.37
Exercised	-	-	-
Forfeited	(539,176)	2.50	1.34 –4.23

Outstanding at end of year	10,908,200	1.83	0.67 –4.36

Exercisable at end of year	6,091,864	2.09	1.24 –4.36

Outstanding January 1, 2019	10,908,200	1.83	0.67 –4.36
Granted	4,370,000	0.68	0.46 –0.78
Exercised	-	-	-
Expired / Forfeited	(2,974,210)	2.25	0.66 –4.23

Outstanding at end of year	12,303,990	1.31	0.46 –4.36

Exercisable at end of year	6,622,667	1.73	1.24 –4.36

Outstanding January 1, 2020	12,303,990	1.31	0.46 –4.36
Granted	9,100,000	0.38	0.19 –1.10
Exercised	-	-	-
Expired / Forfeited	(1,918,000)	2.14	0.19-4.21

Outstanding at end of year	19,485,990	0.79	0.19-4.36

Exercisable at end of year	7,959,323	1.27	0.66-4.36

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘ADS’ Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2018	2,681,844	7.69	4.96 - 17.44
Granted	180,000	4.28	2.68 – 5.48
Exercised	-	-	-
Expired / Forfeited	(134,794)	10.00	5.36 – 16.92

Outstanding at end of year	2,727,050	7.32	2.68–17.44

Exercisable at end of year	1,522,966	8.36	4.96 –17.44

Outstanding January 1, 2019	2,727,050	7.32	2.68–17.44
Granted	1,092,500	2.72	1.83 - 3.10
Exercised	-	-	-
Expired / Forfeited	(743,552)	8.99	2.64 – 16.92

Outstanding at end of year	3,075,998	5.24	1.83 – 17.45

Exercisable at end of year	1,655,667	6.92	4.95 –17.45

Outstanding January 1, 2020	3,075,998	5.24	1.83 – 17.45
Granted	2,275,000	1.52	0.77-4.41
Exercised	-	-	-
Expired / Forfeited	(479,500)	8.56	0.77-16.84

Outstanding at end of year	4,871,498	3.15	0.77-17.45
Exercisable at end of year	1,989,831	5.08	2.64-17.45

Summary of Range of Prices of Stock Options
A summary of the range of prices for the Company’s stock options for the year ended December 31, 2020 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	13,260,006	0.48	4.14	2,106,673	0.69	1.44
US$1.00-US$2.05	5,664,000	1.34	1.11	5,290,667	1.35	2.44
US$2.06- US$2.99	499,984	2.52	0.05	499,984	2.52	0.13
US$3.00 -US$4.36	62,000	4.17	0.00	62,000	4.17	0.01

	19,485,990			7,959,324

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	3,315,002	1.92	4.17	526,668	2.76	1.44
US$4.00-US$8.20	1,416,000	5.36	1.10	1,322,667	5.40	2.44
US$8.24- US$11.96	124,996	10.08	0.05	124,996	10.08	0.13
US$12.00 -US$17.45	15,500	16.68	0.00	15,500	16.68	0.01

	4,871,498			1,989,831

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2019 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.46-US$0.99	4,600,000	0.69	6.42	-	-	-
US$1.00-US$2.05	5,613,990	1.35	4.69	4,542,667	1.34	4.68
US$2.06- US$2.99	1,980,000	2.48	3.13	1,970,000	2.48	3.13
US$3.00 -US$4.36	110,000	4.19	2.07	110,000	4.19	2.07

	12,303,990			6,622,667

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US1.84-US$3.96	1,150,000	2.75	6.42	0	0.00	0.00
US4.00-US$8.20	1,403,498	5.40	4.69	1,135,667	5.38	4.68
US8.24- US$11.96	495,000	9.92	3.13	492,500	9.91	3.13
US12.00 -US$17.45	27,500	16.75	2.07	27,500	16.75	2.07

	3,075,998			1,655,667

Schedule of Fair Value of the Options Vesting Period
The fair value of the options is expensed over the vesting period of the option. US$792,000 was charged to the statement of operations in 2020, (2019: US$758,000), (2018: US$1,369,000) split as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Share-based payments – cost of sales	12	26	34
Share-based payments – selling, general and administrative	780	732	1,335

Total – continuing operations	792	758	1,369
Share-based payments – discontinued operations	-	-	-

Total	792	758	1,369

Schedule of Assumption Determining Fair Value of Share Options
The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of services received is measured based on a trinomial model. The following are the input assumptions used in determining the fair value of share options granted in 2020, 2019 and 2018:

	Key management personnel	Other employees	Key management personnel	Other employees	Key management personnel	Other employees
	2020	2020	2019	2019	2018	2018
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	US$0.20 / (US$0.80)	US$0.27 / (US$1.08)	US$0.14 / (US$0.56)	US$0.25 / (US$1.02)	-	US$0.41 / (US$1.64)

Total ‘A’ share options granted / (ADS’s equivalent)	8,480,000 / (2,120,000)	620,000 / (155,000)	4,060,000 / (1,015,000)	310,000 / (77,500)	-	720,000 / (180,000)

Weighted average share price per ‘A’ share / (per ADS)	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)	US$0.46 /(US$1.84)	US$0.64 /(US$2.53)	-	US$1.07 /(US$4.28)

Weighted average exercise price per ‘A’ share / (per ADS)	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)	US$0.69 /(US$2.74)	US$0.64 /(US$2.53)	-	US$1.07 /(US$4.28)

Weighted average expected volatility	66.98%	65.89%	51.18%	47.31%	-	42.69%

Weighted average expected life	4.34	4.35	4.15	4.42	-	4.55

Weighted average risk free interest rate	0.44%	0.42%	1.84%	2.23%	-	2.72%